Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

April 30, 2019

RW40-QTLY-0619
1.867274.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.2%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	44,536	$449,817
Fidelity Series Blue Chip Growth Fund (a)	52,195	806,408
Fidelity Series Commodity Strategy Fund (a)	251,782	1,195,963
Fidelity Series Growth Company Fund (a)	93,544	1,635,146
Fidelity Series Intrinsic Opportunities Fund (a)	121,552	2,026,270
Fidelity Series Large Cap Stock Fund (a)	115,826	1,760,556
Fidelity Series Large Cap Value Index Fund (a)	38,276	491,841
Fidelity Series Opportunistic Insights Fund (a)	48,039	884,393
Fidelity Series Small Cap Discovery Fund (a)	20,307	237,598
Fidelity Series Small Cap Opportunities Fund (a)	52,355	725,112
Fidelity Series Stock Selector Large Cap Value Fund (a)	108,719	1,340,507
Fidelity Series Value Discovery Fund (a)	73,767	947,172
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,386,234)		12,500,783

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	20,265	217,244
Fidelity Series Emerging Markets Fund (a)	25,542	254,394
Fidelity Series Emerging Markets Opportunities Fund (a)	120,445	2,287,242
Fidelity Series International Growth Fund (a)	126,255	2,007,455
Fidelity Series International Small Cap Fund (a)	29,785	483,404
Fidelity Series International Value Fund (a)	208,474	2,009,693
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,284,618)		7,259,432

Bond Funds - 39.8%
Fidelity Series Emerging Markets Debt Fund (a)	29,544	281,262
Fidelity Series Floating Rate High Income Fund (a)	6,425	60,270
Fidelity Series High Income Fund (a)	31,846	302,535
Fidelity Series Inflation-Protected Bond Index Fund (a)	256,358	2,517,437
Fidelity Series International Credit Fund (a)	1,039	10,286
Fidelity Series Investment Grade Bond Fund (a)	940,335	10,512,946
Fidelity Series Long-Term Treasury Bond Index Fund (a)	236,362	2,051,621
Fidelity Series Real Estate Income Fund (a)	17,115	187,918
TOTAL BOND FUNDS
(Cost $15,770,214)		15,924,275

Short-Term Funds - 10.9%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	3,490,120	3,490,120
Fidelity Series Short-Term Credit Fund (a)	87,535	873,596
TOTAL SHORT-TERM FUNDS
(Cost $4,358,899)		4,363,716
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $39,799,965)		40,048,206
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(20,017)
NET ASSETS - 100%		$40,028,189

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,661	$--	$1,721	$--	$994	$(934)	$--
Fidelity Series All-Sector Equity Fund	570,195	302,441	362,641	91,060	(7,083)	(53,095)	449,817
Fidelity Series Blue Chip Growth Fund	603,131	417,807	219,812	80,002	(1,859)	7,141	806,408
Fidelity Series Canada Fund	142,396	108,325	36,089	3,751	(1,157)	3,769	217,244
Fidelity Series Commodity Strategy Fund	554,633	805,252	96,829	39,769	(3,747)	(63,346)	1,195,963
Fidelity Series Emerging Markets Debt Fund	161,686	145,087	22,669	9,036	(78)	(2,764)	281,262
Fidelity Series Emerging Markets Fund	--	268,022	23,555	807	(104)	10,031	254,394
Fidelity Series Emerging Markets Opportunities Fund	1,602,611	1,235,712	502,668	149,810	(50130)	1,717	2,287,242
Fidelity Series Floating Rate High Income Fund	68,600	31,267	38,545	3,513	(713)	(339)	60,270
Fidelity Series Government Money Market Fund 2.49%	2,621,854	1,625,103	756,837	49,260	--	--	3,490,120
Fidelity Series Growth Company Fund	1,219,532	927,528	476,310	141,766	(13,234)	(22,370)	1,635,146
Fidelity Series High Income Fund	361,844	193,251	250,054	20,379	(6,561)	4,055	302,535
Fidelity Series Inflation-Protected Bond Index Fund	1,320,804	1,493,376	322,490	34,459	(2,204)	27,951	2,517,437
Fidelity Series International Credit Fund	9,760	471	--	443	--	55	10,286
Fidelity Series International Growth Fund	1,399,052	1,003,529	407,676	104,784	(14,163)	26,713	2,007,455
Fidelity Series International Small Cap Fund	335,470	254,816	79,813	35,763	(8,208)	(18,861)	483,404
Fidelity Series International Value Fund	1,403,406	940,680	226,047	57,340	(6,919)	(101,427)	2,009,693
Fidelity Series Intrinsic Opportunities Fund	1,447,800	885,863	135,671	123,476	(8,279)	(163,443)	2,026,270
Fidelity Series Investment Grade Bond Fund	7,116,682	4,627,922	1,449,376	217,470	(12,317)	230,035	10,512,946
Fidelity Series Large Cap Stock Fund	1,302,045	902,774	385,672	133,124	(16,766)	(41,825)	1,760,556
Fidelity Series Large Cap Value Index Fund	363,622	218,409	94,380	18,995	(1,605)	5,795	491,841
Fidelity Series Long-Term Treasury Bond Index Fund	1,144,811	1,244544	397,967	35,807	(5,988)	66,221	2,051,621
Fidelity Series Opportunistic Insights Fund	656,981	452,048	229,431	61,547	(6,285)	11,080	884,393
Fidelity Series Real Estate Income Fund	129,428	79,024	21,974	8,369	(203)	1,643	187,918
Fidelity Series Short-Term Credit Fund	656,211	397,701	189,873	14,742	294	9,263	873,596
Fidelity Series Small Cap Discovery Fund	177,323	116,873	55,274	12,853	(3,605)	2,281	237,598
Fidelity Series Small Cap Opportunities Fund	544,112	396,595	171,921	63,353	(10,034)	(33,640)	725,112
Fidelity Series Stock Selector Large Cap Value Fund	993,957	644,008	266,421	93,666	(9,143)	(21,894)	1,340,507
Fidelity Series Value Discovery Fund	703,372	427,949	157,826	46,534	(4,853)	(21,470)	947,172
Total	$27,612,979	$20,146,377	$7,379,542	$1,651,878	$(193,950)	$(137,658)	$40,048,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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